Trade accounts receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	06/30/2026	12/31/2025
Domestic customers
Third parties	1,779,931	1,918,437
Related parties (Note 15.1) (1)	59,219	68,209

Foreign customers
Third parties	4,461,604	4,705,509

Expected credit losses (ECL)	(86,268)	(131,548)
	6,214,486	6,560,607
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	06/30/2026	12/31/2025
Current	5,410,187	5,794,713
Overdue
Up to 30 days	537,512	465,967
From 31 to 60 days	87,171	89,398
From 61 to 90 days	36,582	44,305
From 91 to 120 days	38,959	21,225
From 121 to 180 days	33,455	45,072
From 181 days	70,620	99,927
	6,214,486	6,560,607

Disclosure of Changes in Allowance for Doubtful Accounts

	06/30/2026	12/31/2025
Opening balance	(131,548)	(30,300)
(Provisions)/Reversals, net	28,534	(119,417)
Write-offs	10,618	16,937
Exchange rate variations	6,128	1,232
Closing balance	(86,268)	(131,548)